Supplementary Cash Flow Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014
Supplemental cash flow information:
Equipment and software acquired under capital lease obligations	$ 4.1	$ 17.9	$ 14.8
Financing agreement for perpetual software licenses
Supplemental cash flow information:
Financing agreement amount	$ 30.0	$ 13.6		$ 13.6